Label	Element	Value
Kensington Credit Opportunities ETF | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	70.50%
Kensington Credit Opportunities ETF | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.10%
Kensington Credit Opportunities ETF | iShares Broad USD Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Kensington Credit Opportunities ETF | Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.20%
Kensington Credit Opportunities ETF | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.10%
Kensington Credit Opportunities ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%